Intangible Assets - Amortization expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets details 2 [abstract]
Inventories and cost of products and services sold	R$ 15,044	R$ 2,165	R$ 11,437
Selling and marketing	8,920	11,689	13,352
General and administrative	75,370	57,369	47,358
Total, amortization	R$ 99,334	R$ 71,223	R$ 72,147